Equity Instruments (Details Textual) - USD ($)	1 Months Ended				3 Months Ended		12 Months Ended
	Jul. 31, 2016	May 31, 2016	Feb. 29, 2016	Aug. 31, 2015	Sep. 30, 2016	Sep. 30, 2015	Jun. 30, 2016	Jun. 30, 2015	Jun. 02, 2015
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common Stock, Capital Shares Reserved for Future Issuance							143,236
Share Based Compensation Share Warrants Issued on Convertible Promisory Notes							22,254
Share Based Compensation Share Warrants Issued on Convertible Promisory Notes, Weighted Average Exercise Price							$ 7.80
Debt Instrument, Face Amount				$ 5,200,000
Placement Agents Cash Fee Percentage				8.00%	8.00%		8.00%
Share Based Compensation Share Warrants Issued On Convertible Promisory Notes,Two							22,564
Share Based Compensation Share Warrants Issued On Convirtible Note Holders							305,559
Share Based Compensation Share Warrants Issued On Convertible Note Holders,Weighted Average Exercise Price							$ 6.00
Share Based Compensation Share Warrants Issued On Placement Agents For Registered Offering							1,733,322
Share Based Compensation Share Warrants Issued On Convertible Promisory Two Notes,Weighted Average Exercise Price							$ 4.80
Share Based Compensation Share Warrants Issued On Placement Agents For Registered Offering,Weighted Average Exercise Price							$ 6.00
Share Based Compensation Share Warrants Issued On Registered Offering							109,375
Share Based Compensation Share Warrants Issued On Registered Offering,Weighted Average Exercise Price							$ 6.00
Common Stock, Option Repricing Program Description	Board of Directors approved a common stock option repricing program whereby previously granted and unexercised options held by current employees, consultants and directors with exercise prices above $6.00 per share were repriced on a one-for-one basis to $3.23 per share
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross					441,999		326,469
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price					$ 3.23		$ 18.01
Share-based Compensation Arrangement by Share-based Payment Award, Plan Modification, Incremental Compensation Cost	$ 318,000
Convertible Promissory Notes May 2016 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrants Not Settleable in Cash, Fair Value Disclosure		$ 480,000
Share Based Compensation Share Warrants Issued On Convirtible Note Holders		305,559
Share Based Compensation Share Warrants Issued On Convertible Note Holders,Weighted Average Exercise Price		$ 6.00
Placement Agent warrants [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share Based Compensation Share Warrants Issued on Convertible Promisory Notes				22,254
Share Based Compensation Share Warrants Issued on Convertible Promisory Notes, Weighted Average Exercise Price			$ 7.80
Share Based Compensation Share Warrants Issued On Convertible Promisory Notes,Two			22,564
Warrants Not Settleable in Cash, Fair Value Disclosure		$ 50,000	$ 87,000		$ 347,000		$ 276,000
Share Based Compensation Share Warrants Issued On Placement Agents For Registered Offering		109,375					109,375
Share Based Compensation Share Warrants Issued On Convertible Promisory Two Notes,Weighted Average Exercise Price		$ 4.80
Share Based Compensation Share Warrants Issued On Placement Agents For Registered Offering,Weighted Average Exercise Price		$ 6.00
Investors Warrants [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share Based Compensation Share Warrants Issued On Registered Offering		1,733,322
Share Based Compensation Share Warrants Issued On Registered Offering,Weighted Average Exercise Price		$ 6.00
Employee Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Allocated Share-based Compensation Expense					$ 1,044,000	$ 68,000	$ 903,000	$ 1,018,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross	316,051
Employee Stock Option [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price	$ 6.72
Employee Stock Option [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price	$ 18.12
2013 Stock Option Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Allocated Share-based Compensation Expense								27,000
Luoxis 2013 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized, Total								$ 422,000
Reversal Of Allocated Share Based Compensation Expense							$ 433,000
2015 Stock Option and Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Deferred Compensation Arrangement with Individual, Shares Authorized for Issuance									833,334
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized					833,334			833,334
Share Based Compensation Share Warrants Issued To Investors					84,918
Share Based Compensation Share Warrants Issued Weighted Average Exercise Price					$ 4.00
Vyrix 2013 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized, Total								$ 189,000